Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

Note 11 — Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible.

The income tax provision (benefit) consists of the following for the year ended December 31, 2021:

December 31, 2021
Current
Federal	$—
State	—
Deferred
Federal	(254,140)
State	—
Valuation allowance	254,140
Income tax provision	$—

The Company’s net deferred tax assets were as follows as of December 31, 2021:

December 31,2021
Deferred tax assets:
Net operating loss	37,649
Start-up/Organization costs	216,490
Total deferred tax assets	254,140
Valuation allowance	(254,140)
Deferred tax asset, net of allowance	$—

The income tax provision (benefit) and deferred tax assets at December 31, 2020 were deemed immaterial. As of December 31, 2021, the Company had $179,283 of U.S. federal net operating loss carryovers available to offset future taxable income which do not expire.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ending December 31, 2021 the change in valuation allowance was $254,140.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) for the year ended December 31, 2021 is as follows:

December 31, 2021
Statutory Federal income tax rate	21.0%
Financing costs	3.5%
Change in fair value of derivative warrant liabilities	(33.9)%
Change in valuation allowance	9.4%
Income taxes benefit	0.0%